INCOME TAXES (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts provision	$ 18,584,579	$ 5,371,073
Accrued expenses	7,242,862	8,475,330
Government subsidy	5,120,021	4,263,756
Inventory write-down	12,634,284	2,550,720
Advance to suppliers provision	3,222,258	2,494,574
Warranty provision	15,655,062	14,442,248
Net operating loss carryforwards	44,525,527	2,448,583
Others	2,482,504	3,449
Total gross deferred tax assets	109,467,097	40,049,733
Valuation allowance on deferred tax assets	(55,702,812)	(10,544,364)
Net deferred tax assets	53,764,285	29,505,369
Analysis as:
Current	12,716,521	10,466,825
Noncurrent	41,047,764	19,038,544
Net deferred tax assets	$ 53,764,285	$ 29,505,369